As filed with the Securities and Exchange Commission on May 1, 2003.


                    Registration No. 333-43554 and 811-10039


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No.  6                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No.  8                                             /X/

                                    J&B Funds
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                 (816) 751-5900 (Registrant's Telephone Number,
                              including Area Code)


        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                   64108-3306
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/_/ immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/_/ on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/_/ on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check thefollowing box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

THE PROSPECTUS WAS FILED AS PART OF POST-EFFECTIVE AMENDMENT NO. 3 ON SEPTEMBER 30, 2002 AND IS INCORPORATED HEREIN BY REFERENCE.


                                    J&B FUNDS

                       J&B Mid-Cap Aggressive Growth Fund
                      J&B Small-Cap Aggressive Growth Fund
                        J&B Small-Cap International Fund

                         SUPPLEMENT DATED MAY 1, 2003 TO

                       PROSPECTUS DATED SEPTEMBER 30, 2002

The following supplements certain information contained in your prospectus for the J&B Funds ("Trust").

On May 1, 2003, RBC Dain Rauscher Corp. ("RBC Dain") purchased from Business Men's Assurance Company of America ("BMA") all of the outstanding shares of common stock of Jones & Babson, Inc. ("J&B"), the investment manager and principal underwriter for the J&B Funds. J&B, formerly a wholly-owned subsidiary of BMA, is, as of the date of this Supplement, a wholly-owned subsidiary of RBC Dain. RBC Dain (formerly, Dain Rauscher Corp.), a Minneapolis, Minnesota-based holding company formed in 1973, provides investment advice and services to individual investors in the western United States and investment banking, research and sales services to corporate and governmental clients nationwide and in Europe through its principal subsidiary, Dain Rauscher Inc. ("Dain Rauscher"). RBC Dain is a wholly-owned subsidiary of Royal Bank of Canada, a Canadian chartered bank.

Shares of Royal Bank of Canada are listed on the Toronto Stock Exchange and on the New York Stock Exchange. Royal Bank of Canada ranks as Canada's largest financial institution as measured by assets and market capitalization as of October 31, 2002.

At a Special Meeting of Shareholders held on March 28, 2003, shareholders of the
Trust: (1) elected ten Trustees; (2) approved a New Investment Advisory Agreement between the Trust on behalf of each Fund and J & B; and (3)(a) approved a New Sub-Advisory Agreement between J&B and McKinley Capital Management, Inc. for the J&B Mid-Cap Aggressive Growth Fund; (b) approved a new Sub-Advisory Agreement between J&B and KB Growth Advisors, LLC, dba, Knappenberger Partners for the J&B Small-Cap Aggressive Growth Fund; and (c) approved a new Sub-Advisory Agreement between J&B and Denver Investment Advisors, LLC for the J&B Small-Cap International Fund.

Under the previous Management Agreements between J&B and each Fund of the Trust ("Old Management Agreements"), that were in effect until May 1, 2003, J&B provided both advisory and non-advisory services. Under the New Investment Advisory Agreement, J&B will only be providing advisory services and therefore will be paid .10% less annually in advisory fees than under the Old Management Agreements. J&B will be providing certain non-advisory services (fund administration, transfer agency, fund accounting and other services) to the Trust pursuant to a new Administrative Services Agreement under which it will be paid .10% annually by the Trust for such services. There is the potential that, in the future, there could be an increase in the total operating expenses of the Trust should the Board of the Trust decide to approve an increase in the fees under the Administrative Services Agreement. However, no such increase shall occur for at least two years from the date of this Supplement, in that J&B, pursuant to an Expense Limitation Agreement, has agreed to maintain the overall expense levels of the Trust at the current expense levels for the next two years.


The following replaces the "Fees and Expenses" and "Expense Examples" sections contained on page 6 of your J&B Funds' prospectus:

Fees and Expenses

There are no sales charges imposed in connection with an investment in any of the Funds. This table describes the Funds' annual operating fees and expenses that you may pay if you buy and hold shares of the Funds.


                                  J&B Mid-Cap      J&B Small-Cap    J&B Small-Cap
                                  Aggressive       Aggressive       International
                                  Growth Fund      Growth Fund      Fund
                                  ------------     --------------   --------------
Advisory Fees                       1.10%            1.25%            1.45%
Distribution (12b-1) Fees           None             None             None
Other Expenses                      0.75%            0.63%            1.26%
                                    ------           ------           ------
Total Annual Fund Operating
Expenses                            1.85%            1.88%            2.71%
Fee Waivers and Expense
Reimbursements(1)                  (0.60%)          (0.48%)          (1.11%)
                                   --------         --------         --------
Net Total Annual Fund
Operating Expenses                  1.25%            1.40%            1.60%


(1) The Funds' Manager has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Funds to the level described above under Net Total Annual Fund Operating Expenses. This expense limitation agreement has been in place since inception and has been extended until May 1, 2005. For more information regarding these fees and other potential expenses, see "How to Purchase Shares."

Expense Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. They assume that you invest $10,000, receive a 5% return each year, and that operating expenses for each period remain the same.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 Year*    3 Years   5 Years   10 Years

J&B Mid-Cap Aggressive Growth Fund      $ 127      $ 462     $ 886      $2,068
J&B Small-Cap Aggressive Growth Fund      143        492       914       2,093
J&B Small-Cap International Fund          163        624      1,230      2,872

*Only the first two years of the 3, 5 and 10 Year expense examples reflect the effect of the Manager's expense limitation agreement. If the Manager continues the expense limitation agreement, the dollar amount of the 3, 5 and 10 Year expense examples would be less.

--------------------------------------------------




The following paragraph replaces the existing paragraph on page 8 of the Management section of the Prospectus relating to the sub-adviser for the J&B Small-Cap Aggressive Growth Fund:

J&B SMALL-CAP AGGRESSIVE GROWTH FUND -- Sub-advised by Knappenberger Partners ("Knappenberger"), 800 La Salle Avenue, Suite 2280, Minneapolis, MN 55402. Knappenberger (formerly Knappenberger Bayer) was founded in 1998 and, as of January 30, 2003, has over $110 million in assets under management. Gail M. Knappenberger, Curt D. McLeod and Jill A. Thompson manage the Fund. Mr. Knappenberger was Executive Vice President at Winslow Capital Management from 1993 to 1998 and has over 30 years of investment management experience. Mr. McLeod, who joined the Fund's portfolio management team as of January 1, 2003, is a CFA Charterholder and has over fifteen years of experience in the investment management business. From December 2000 until January 2003, Mr. McLeod was Principal and Senior Portfolio Manager at Paladin Investment Associates, LLC ("Paladin"). Paladin bought Investment Advisers Inc. ("IAI") in December 2000; Mr. McLeod served as Senior Vice President and Senior Portfolio Manager at IAI from June 1997 until the buy-out. Mr. McLeod previously served as Senior Vice President and Portfolio Manager/Analyst at Piper Capital Management from September 1986 to May 1997. Ms. Thompson was Managing Director at First American Asset Management where she co-managed the firm's small and mid-cap growth products. She has over 13 years of investment management experience.

--------------------------------

Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.

                                   J&B Mid-Cap Aggressive Growth Fund
                                                           For The Period From
                                  Six Months                 December 19, 2000
                                    Ended          Year     (Commencement Of
                                December 31,      Ended       Operations) To
                                    2002         June 30,       June 30,
                                (Unaudited)       2002            2001

Net asset value, beginning
  of period                        $ 8.12        $ 9.82         $ 10.00

  Income from investment operations:
    Net investment loss              (.04)         (.10)           (.04)
    Net gains (losses) on
      securities (both realized
      and unrealized)               (1.23)        (1.59)           (.14)
Total from investment operations    (1.27)        (1.69)           (.18)

  Less distributions:
    Dividends from net
      investment income               --           (.01)            --
    Distributions from
      capital gains                   --            --              --

  Total distributions                 --           (.01)            --

Net asset value,
  end of period                    $ 6.85        $ 8.12         $  9.82

Total return(a)                    (15.64%)      (17.25%)         (1.80%)

Ratios/Supplemental Data
Net assets, end of
  period (in thousands)           $ 2,889       $ 3,419         $ 3,992
Ratio of expenses to average
  net assets(b)                      1.25%         1.25%           1.25%
Ratio of expenses to average
  net assets before fee
  waivers and expense
  reimbursements(b)                  3.38%         1.85%           1.33%
Ratio of net investment
  income to average
  net assets(b)                     (1.11%)       (1.11%)          (.80%)
Ratio of net investment
  income to average net
  assets before fee waivers
  and expense reimbursements(b)     (3.23%)       (1.70%)          (.88%)
Portfolio turnover rate                41%           96%             56%

(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.

                                    J&B Small-Cap Aggressive Growth Fund
                                                          For The Period From
                                  Six Months                 December 19, 2000
                                    Ended          Year     (Commencement Of
                                December 31,      Ended       Operations) To
                                    2002         June 30,       June 30,
                                (Unaudited)       2002            2001

Net asset value,
  beginning of period              $ 7.99        $ 9.99         $ 10.00
  Income from investment operations:
    Net investment loss              (.02)         (.11)           (.05)
    Net gains (losses) on
      securities (both
      realized and unrealized)      (2.20)        (1.89)            .04
Total from investment operations    (2.22)        (2.00)           (.01)

  Less distributions:
    Dividends from net
      investment income               --            --              --
    Distributions from
      capital gains                   --            --              --
  Total distributions                 --            --              --

Net asset value,
  end of period                    $ 5.77        $ 7.99         $ 9.99

Total return(a)                    (27.79%)      (19.98%)         (.10%)

Ratios/Supplemental Data
Net assets, end of
  period (in thousands)           $ 8,782       $ 4,334        $ 4,461
Ratio of expenses to average
  net assets(b)                      1.40%         1.40%          1.40%
Ratio of expenses to average
  net assets before fee
  waivers and expense
  reimbursements(b)                  2.52%         1.88%          1.47%
Ratio of net investment
  income to average
  net assets(b)                     (1.27%)       (1.34%)         (.94%)
Ratio of net investment
  income to average
  net assets
  before fee waivers
  and expense
  reimbursements(b)                 (2.38%)       (1.81%)        (1.01%)

Portfolio turnover rate                24%           78%            60%


(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights

Condensed data for a share of capital stock outstanding throughout each period.

                                     J&B Small-Cap International Fund
                                                          For The Period From
                                  Six Months                 December 19, 2000
                                    Ended          Year     (Commencement Of
                                December 31,      Ended       Operations) To
                                    2002         June 30,       June 30,
                                (Unaudited)       2002            2001

Net asset value,
  beginning of period              $ 7.32        $ 8.56         $ 10.00

  Income from investment operations:
    Net investment loss              (.10)         (.06)           (.02)
    Net gains (losses) on
      securities (both realized
      and unrealized)                (.55)        (1.18)          (1.42)
  Total from investment operations   (.65)        (1.24)          (1.44)

  Less distributions:
    Dividends from net
      investment income                --           --              --
    Distributions from
      capital gains                    --           --              --
  Total distributions                  --           --              --

Net asset value,
  end of period                    $ 6.67        $ 7.32         $ 8.56

Total return(a)                     (8.88%)      (14.45%)       (14.40%)
Ratios/Supplemental Data
Net assets, end of
  period (in thousands)           $ 2,817       $ 2,993        $ 3,506
Ratio of expenses to average
  net assets(b)                      1.60%         1.60%          1.60%
Ratio of expenses to average
  net assets before fee
  waivers and expense
  reimbursements(b)                  5.36%         2.71%          2.14%
Ratio of net investment income
  to average net assets(b)           (.69%)        (.75%)         (.36%)
Ratio of net investment
  income to average net
  assets before fee waivers
  and expense reimbursements(b)     (4.44%)       (1.86%)         (.90%)
Portfolio turnover rate                26%          163%            37%


(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


                                     PART B

                                    J&B FUNDS


                       J&B MID-CAP AGGRESSIVE GROWTH FUND
                      J&B SMALL-CAP AGGRESSIVE GROWTH FUND
                        J&B SMALL-CAP INTERNATIONAL FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                               September 30, 2002
                            (as revised May 1, 2003)

This Statement of Additional Information is not a Prospectus but should be read in conjunction with the J&B Funds combined Prospectus dated September 30, 2002 (as supplemented May 1, 2003). To obtain the Prospectus, an Annual Report to Shareholders or a Semiannual Report to Shareholders, free of charge, please call the J&B Funds toll-free at 1-866-409-2550, or in the Kansas City area 816-751-5900. The Funds are series of J&B Funds, a Delaware statutory trust organized on August 4, 2000. Certain information from the Annual Report to Shareholders is incorporated by reference into this Statement.



TABLE OF CONTENTS                                                        Page


Introduction..... ..........................................................
Information About The Funds' Investments....................................
   Investment Objectives, Policies and Risks................................
   Fundamental Investment Restrictions......................................
   Non-Fundamental Investment Restrictions..................................
   Portfolio Transactions...................................................
Performance Measures........................................................
   Total Return.............................................................
   Performance Comparisons..................................................
How The Funds' Shares Are Distributed.......................................
Purchasing And Selling Shares...............................................
   Purchases................................................................
   Sales (Redemptions).....................................................
   Market Timers...........................................................
   How Share Price Is Determined...........................................
   Additional Purchase and Redemption Policies.............................
Management Of The Trust And The Funds......................................
   Manager and Sub-Advisors................................................
   Trustees and Officers...................................................
   Compensation............................................................
   Code of Ethics..........................................................
   Custodian...............................................................
   Independent Auditors....................................................
   Control Persons and Principal Holders of the Funds......................
Distributions And Taxes....................................................
Financial Statements.......................................................
General Information and History............................................
Other Jones & Babson Funds.................................................
Appendix-Ratings Information...............................................



                                  INTRODUCTION

The J&B Mid-Cap Aggressive Growth Fund, the J&B Small-Cap Aggressive Growth Fund, and the J&B Small-Cap International Fund (hereafter the "Funds" or a "Fund") are each separate series of J&B Funds (the "Trust"), which is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is classified as diversified under the 1940 Act, which means that each Fund's assets are invested in a diversified portfolio of securities. This Statement of Additional Information ("SAI") supplements the information contained in the Funds' Prospectus dated September 30, 2002 (as supplemented May 1, 2003).


                    INFORMATION ABOUT THE FUNDS' INVESTMENTS

Investment Objectives, Policies and Risks. Unless otherwise indicated, the investment objective, strategies, and policies described below and in the Prospectus may be changed by the Board of Trustees without shareholder approval. Generally, the policies and restrictions discussed in this SAI and in the Prospectus apply when a Fund makes an investment. In most cases, a Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of the security will not be considered a violation of the restriction or limitation.

J&B Mid-Cap Aggressive Growth Fund and J&B Small-Cap Aggressive Growth Fund. The objective for both the J&B Mid-Cap Aggressive Growth Fund ("Mid-Cap Fund") and the J&B Small-Cap Aggressive Growth Fund ("Small-Cap Fund") is above average capital appreciation. Under normal conditions, they will invest at least 80% of their net assets in small-cap and mid-cap companies, respectively. Any change in the Mid-Cap Fund's policy of investing at least 80% of net assets in mid-cap companies and any change in the Small-Cap Fund's policy of investing at least 80% of net assets in small-cap companies, which is approved by the Fund's Board, may not take effect until shareholders of the particular Fund have received written notice of the change at least sixty (60) days before it occurs. The Mid-Cap Fund defines a mid-cap or "midsize" company as a company that has a market capitalization ranging from $750 million up to that of the largest company in the Russell 2500 Growth Index. As of July 1, 2002, the largest company in the Russell 2500 Growth Index had a market capitalization of $4.0 billion (this figure will change over time). In addition, the Mid-Cap Fund's Advisor anticipates that the Fund's holdings will have an average asset weighted market capitalization ranging from $1.5 to $10 billion, although this range may change during atypical market conditions. The Small-Cap Fund defines a small-cap company as a company that has a market capitalization under $1.5 billion. When examining whether a company meets the Fund's market capitalization criteria, both Funds will measure the company at the time of initial purchase. Each Fund invests primarily in equity securities (including common stocks, warrants and securities convertible into common stocks). While the Funds have authority to invest up to 20% of their net assets in non-U.S. securities, the Funds' Sub-Advisors do not presently anticipate investing more than 5% of net assets in non-U.S. securities.

Since both the Mid-Cap and Small-Cap Funds focus on smaller companies, the overall income return on these Funds may be low. Smaller companies frequently need to retain all or most of their profits to finance their growth and will pay small dividend yields, or none. If the companies are successful, this plow-back of earnings and internal financing of growth without the need to issue additional shares ultimately should enhance the companies' per share earnings and dividend capability and make their shares more attractive in the marketplace.

J&B Small-Cap International Fund. The J&B Small-Cap International Fund ("International Fund") seeks long term growth of capital by investing at least 80% of its net assets in securities of smaller companies located outside the U.S. Any change in the Fund's policy of investing at least 80% of net assets in small cap companies, which is approved by the Board, may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs. Small companies are defined as those with a market capitalization of $1.5 billion or less at time of purchase. The Fund invests primarily in equity securities (including common stocks, warrants and securities convertible into common stocks).

In addition to direct ownership equities, the International Fund may also purchase American Depository Receipts ("ADRs"), which represent foreign securities traded on U.S. exchanges or in the over-the-counter market, European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"), in bearer form, which are designed for use in European and other securities markets. The International Fund may also invest in securities that are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the International Fund invests may be relatively limited. When the International Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the International Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The International Fund will not engage in forward foreign currency exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the International Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the International Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result should the value of such currency increase.

The International Fund does not intend to invest more than 25% of its total assets in any one particular country. The International Fund may also invest up to 35% of its assets in companies located in developing countries. A developing or emerging market country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries, and securities markets that trade a small number of securities. Prices on securities exchanges in developing countries tend to be more volatile than those in developed countries.

Investors should recognize that investing in foreign companies involves certain special considerations that are not typically associated with investing in U.S. companies. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the International Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, it will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Although the International Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. Exchanges. In addition, it is expected that the expenses of custodian arrangements of the International Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the International Fund's domestic securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the nonrecovered portion of foreign withholding taxes will reduce the income received from the companies comprising the International Fund's portfolio.

The International Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through the use of forward contracts to purchase or sell foreign currencies. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the International Fund's portfolio securities or prevent loss if the prices of such securities should decline.

The International Fund may enter into forward foreign currency exchange contracts only under two circumstances. First, when the International Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. The International Fund will then enter into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying securities transaction; in this manner the International Fund will be better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.

Second, when the Sub-Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the International Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Sub-Advisor does not intend to cause the International Fund to enter into such forward contracts under this second circumstance on a regular or continuous basis. The International Fund will also not enter into such forward contracts or maintain a net exposure to such contracts when the consummation of the contracts would obligate the International Fund to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

The Sub-Advisor believes that it is important to have flexibility to enter into these forward contracts when it determines that to do so is in the best interests of the International Fund. The International Fund's custodian bank segregates cash or equity or debt securities in an amount not less than the value of the International Fund's total assets committed to forward foreign currency exchange contracts entered into under the second type of forward foreign currency exchange contracts. If the value of the securities segregated declines, additional cash or securities is added so that the segregated amount is not less than the amount of the International Funds' commitments with respect to such contracts. Under normal circumstances, the International Fund expects that any appreciation or depreciation on such forward exchange contracts will be approximately offset by the depreciation or appreciation in translation of the underlying foreign investment arising from fluctuations in foreign currency exchange rates.

The International Fund will recognize the unrealized appreciation or depreciation from the fluctuation in a foreign currency forward contract as an increase or decrease in its net assets on a daily basis, thereby providing an appropriate measure of its financial position and changes in financial position.

Cash Management. The Funds may invest a portion of their assets in cash or high-quality, short-term debt obligations readily changeable into cash. Such high quality, short-term obligations include: money market securities, money market mutual funds, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by government securities. These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while a Fund looks for suitable investment opportunities. There may also be times when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes. During these times, the Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

In pursuing cash management strategies, the Funds will apply the following criteria to its investments:

(1) Certificates of deposit, bankers' acceptances and other short-term obligations must be issued domestically by United States commercial banks having assets of at least $1 billion, which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(2) Commercial paper will be limited to companies rated P-2 or higher by Moody's or A-2 or higher by S&P(R), or if not rated by either Moody's or S&P(R), a company's commercial paper may be purchased, f the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S & P(R);

(3) The Funds will purchase only short-term debt securities that are non-convertible, that have one year or less remaining to maturity at the date of purchase, and that are rated Aa or higher by Moody's or AA or higher by S & P(R); and,

(4) The Funds will purchase only negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

The securities used for cash management can go down in value. The market value of debt securities generally varies in response to changes in interest rates and of debt securities. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of these securities generally declines. These changes in market value will be reflected in the Funds' net asset value.

Repurchase agreements. Each Fund may invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by a Fund.

The Funds will enter into repurchase agreements only with United States banks having assets in excess of $1 billion, which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications as set from time to time by the Funds' Board of Trustees. The term to maturity of a repurchase agreement normally will be no longer than a few days.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss when the securities are sold. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Funds' management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Illiquid and Restricted Securities. The Funds may invest in illiquid and restricted securities. But each Fund will not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment.

Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act"). Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Funds.

Each Fund may also, when consistent with its investment objective and policies, purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as a Fund determines, under guidelines approved by the Board of Trustees, that an adequate trading market exists. The practice of investing in Rule 144A Securities could increase the level of a Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Securities Lending. In order to generate additional income, the Funds may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Funds will receive collateral equal to at least 102% of the value of the securities loaned. Securities lending may represent no more than one-third the value of a Fund's total assets (including the loan collateral). Any cash collateral received by a Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and may incur a capital loss. In addition, a Fund may incur a loss in reinvesting the cash collateral it receives.

Fundamental Investment Restrictions. The Board of Trustees has adopted the following fundamental investment restrictions for each Fund. These policies cannot be changed for any Fund without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained within these investment restrictions, such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements. The language of the restrictions that are fundamental are shown in italics.

Diversification. Each Fund is classified as diversified as defined under the 1940 Act and a Fund may not change its classification from diversified to non-diversified without shareholder approval. Under the 1940 Act, diversified generally means that a Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities issued by investment companies, or purchase more than 10% of the voting securities of any one issuer.

Concentration. Each Fund will not make investments that will result in the concentration, as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof, of its investments in the securities of issuers primarily engaged in the same industry. The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. This restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. In applying each Fund's fundamental policy concerning industry concentration, a Fund will apply a non-fundamental policy, described hereafter, governing categorization of companies into specific industries. Concentration will be examined by looking at each company's particular niche and not its general industry. In particular, technology companies will be divided according to their products and services; for example, hardware, software, information services and outsourcing, and telecommunications will each be a separate industry. Furthermore, financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; asset-backed securities will be classified according to the underlying assets securing such securities; and, utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Borrowing. The Funds will not borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentences describe the current regulatory limits. A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, a Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. This provision allows a Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets, including those assets represented by the borrowing.

Underwriting. The Funds will not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate. The Funds will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Commodities. The Funds will not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Loans. The Funds will not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors.

Non-Fundamental Investment Restrictions. In addition to the investment objectives, strategies and policies described in the Prospectus and in this SAI, the Funds will be subject to the following non-fundamental investment restrictions, which the Board of Trustees may change without shareholder approval.

Other Investment Companies. Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. But no Fund may operate as a fund of funds that invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies.

Liquidity. Each Fund may not invest more than 15% of its net assets in securities which they can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Leveraging. Each Fund will not borrow for the purpose of leveraging its investments. In this regard, no Fund will purchase portfolio securities when borrowings exceed 5% of its total assets.

Portfolio Transactions. Decisions to buy and sell securities for the Funds are made by each Fund's Sub-Advisor. The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe it is in their best interest, and that of their shareholders, to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Funds, when acting on their behalf, as well as for any research or other services provided to the Funds. The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to them than they would pay to broker-dealers who do not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Trustees of J&B Funds and by the Manager.

When the Manager or a Sub-Advisor in its fiduciary duty believes it to be in the best interests of its shareholders, a Fund may join with other clients of the Manager or Sub-Advisor in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

For the period from December 19, 2000 (commencement) to June 30, 2001, and fiscal year 2002, the total dollar amount of brokerage commissions paid by the Funds were as follows:

                                        December 19, 2000    Fiscal Year ended
                                         To June 30, 2001          2002
J&B Mid-Cap Aggressive Growth Fund        $  5,591               $  4,538
J&B Small-Cap Aggressive Growth Fund      $  3,150               $  6,523
J&B Small-Cap International Fund          $ 13,016               $ 23,804

                              PERFORMANCE MEASURES


The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of a Fund's shares and assume that any income dividends and/or capital gains distributions made by a Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods when applicable, and may be given for other periods as well, such as from commencement of a Fund's operations, or on a year-by-year basis. When considering "average" total return figures, for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Total Return. The Funds' "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

    P(1+T)n           =      ERV

    Where:      P     =    a hypothetical initial payment of $1,000
                T     =    average annual total return
                n     =    number of years
                ERV   =    Ending Redeemable Value of a hypothetical $1,000
                           payment made at the beginning of the 1, 5 or 10 year
                           (or other) periods at the end of the 1, 5 or 10 year
                           (or other) periods (or fractional portions thereof).


Performance Comparisons. In advertisements or in reports to shareholders, the Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Bank Rate Monitor, Barron's Financial World, Bloomberg's Personal Finance, Business Week, CDA Investment Technologies, Inc., Donoghue's, Donoghue's Money Fund Report, Donoghue's Money Letter, Donoghue's Mutual Fund Almanac, Forbes, Fortune, Institutional Investor, Income & Safety, United Mutual Fund Selector, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Louis Rukeyser's Wall Street Newsletter, Money, Money Central Investors, Morningstar Mutual Funds, Mutual Fund Forecaster, Mutual Fund Magazine, No-Load Fund Analyst, No-Load Fund X, No-Load Investor, Smart Money, The Mutual Fund Letter, The Wall Street Journal, U.S. News & World Report, USA Today and Wiesenberger Investment Companies Service may also be used in comparing performance of the Funds. Performance comparisons should not be considered as representative of the future performance of the Funds.

Average annual total return before taxes. Average annual total return before taxes is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect. The table below shows the average annual total return for each Fund for the specified periods.


The table below shows the total return for each of the Funds for the periods shown.





                                                                        For the Period From
                                          Six Months                    December 19, 2000
                                            Ended          Year        (Commencement of
                                        December 31,       Ended         Operations) to
                                            2002          June 30,          June 30,
                                         (Unaudited)        2002             2001
                                        --------------    ---------    ----------------------
J&B Mid-Cap Aggressive Growth Fund        -15.64%         -17.25%           - 1.80%
J&B Small-Cap Aggressive Growth Fund      -27.79%         -19.98%           - .10%
J&B Small-Cap International Fund          - 8.88%         -14.45%           -14.40%

The total return is not annualized for periods less than one full year.


The following SEC formula was used to calculate these figures:

P(1+T)n  = ERV

Where:

P   =  a hypothetical initial payment of $1,000

T   =  average annual total return

N   =  number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period.

Average annual total return after taxes on distributions and sale of fund shares. Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes that income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits. The table below shows the average annual total return after taxes on distributions for each Fund for the specified periods.


  For the Six Months Ended December 31, 2002 (Unaudited)

  J&B Mid-Cap Aggressive Growth                                        _____%

  J&B Small-Cap Aggressive Growth                                      _____%
  J&B Small-Cap International                                          _____%

  For the one year 7/1/01-6/30/02

  J&B Mid-Cap Aggressive Growth                                        -17.25%
  J&B Small-Cap Aggressive Growth                                      -19.98%
  J&B Small-Cap International                                          -14.45%

  Since inception December 19, 2000 - 6/30/02

  J&B Mid-Cap Aggressive Growth                                        -12.69%
  J&B Small-Cap Aggressive Growth                                      -13.62%
  J&B Small-Cap International                                          -18.44%


The following SEC formula was used to calculate these figures:

P(1+T)n  = ATVD

Where:

P   =  a hypothetical initial payment of $1,000

T   =  average annual total return (after taxes on distributions)

n   =  number of years

ATVD = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.


Average annual total return after taxes on distributions and sale of fund shares. Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes that income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The table below shows the average annual total return after taxes on distributions and sale of Fund shares for each Fund for the specified periods.


  For the Six Months Ended December 31, 2002 (Unaudited)

  J&B Mid-Cap Aggressive Growth                                         _____%
  J&B Small-Cap Aggressive Growth                                       _____%
  J&B Small-Cap International                                           _____%


For the one year 7/1/01-6/30/02

  J&B Mid-Cap Aggressive Growth                                        -17.28%
  J&B Small-Cap Aggressive Growth                                      -20.00%
  J&B Small-Cap International                                          -14.47%

  Since inception December 19, 2000 - 6/30/01

  J&B Mid-Cap Aggressive Growth                                        -10.09%
  J&B Small-Cap Aggressive Growth                                      -10.82%
  J&B Small-Cap International                                          -14.59%


The following SEC formula was used to calculate these figures:

P(1+T)n  = ATVDR

where:

P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions and redemptions) n = number of years ATVDR= ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption.

                      HOW THE FUNDS' SHARES ARE DISTRIBUTED

Jones & Babson, Inc. as agent of the Funds, has agreed to supply its best efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges. The offering of the Funds' shares is on a continuous basis. Jones & Babson, Inc., is located at BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306. The following persons who are affiliated with J&B Funds as senior officers are also affiliated with Jones & Babson, Inc. as officers: Stephen S. Soden, P. Bradley Adams, Martin A. Cramer and Constance E. Martin.

Jones & Babson, Inc. does not receive any fee or other compensation under the distribution agreement which continues in effect from May 1, 2003 for an initial period of two years, and which will continue for each Fund automatically for successive annual periods, if approved at least annually by the Funds' Board, including a majority of those Trustees, who are not parties to such agreement or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other. Jones & Babson, Inc. also serves as the Funds' Transfer Agent.


                          PURCHASING AND SELLING SHARES

Purchases. Neither the Funds nor the entities that provide services to them (the "Fund Complex") will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly. Examples of improper transaction requests may include lack of a signature guarantee when required, lack of proper signatures on a redemption request or a missing Social Security or Tax I.D. number. If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Shares of the Funds may be purchased directly from the Funds without this brokerage fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Funds.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account, which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson at its cost, subject to a minimum charge of $5 per account, per year requested.

Each statement and transaction confirmation will request that you inform the Fund in writing of any questions about the information presented. If you do not notify the Fund in writing of any questions within the specified time period, the Funds will consider you to have approved the information in the statement.

Normally, the shares you purchase are held by the Funds in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. A charge of $25.00 will be made for any certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Funds have determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

The Funds reserve the right in their sole discretion, to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of Funds' management, such withdrawal or rejection is in the best interest of the Fund and, its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds' special investment programs.

The Funds reserve the right to refuse to accept orders for shares of a Fund unless accompanied by payment, except when a responsible person has indemnified the Funds against losses resulting from the failure of investors to make payment. In the event that the Funds sustain a loss as the result of failure by a purchaser to make payment, the Funds' underwriter, Jones & Babson, will cover the loss. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Sales (Redemptions). The Fund Complex will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly.

The Funds will transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a proper redemption request has been received usually no later than the third business day after it is received. The Funds must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued. Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption request. In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional payment has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. The telephone redemption service may only be used for non certificated shares held in an open account. The Funds reserve the right to refuse a telephone redemption request. At our option, the Funds may pay such redemption by wire or check. The Funds may reduce or waive the $10 charge for wiring redemption proceeds in connection with certain accounts. To participate in the Systematic Redemption Plan your dividends and capital gains distributions must be reinvested in additional shares of the Funds.

Due to the high cost of maintaining smaller accounts, the Funds have retained the authority to close shareholder accounts when an account's value falls below the minimum investment requirement as a result of redemptions (not as the result of market action), if the account value remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account, (2) the minimum account size requirement and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

The Funds may suspend the right of redemption or postpone the date of payment beyond the normal three-day redemption period under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal of a Fund's securities is not reasonably practical, or (b) it is not reasonably practical for a Fund to determine the fair value of its net assets; (3) under certain circumstances where certain shareholders are attempting to "time the market" by purchasing and redeeming a Fund's shares on a regular basis; or (4) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.

The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Market Timers. The Funds do not allow market timers. The Funds may refuse to sell shares to market timers. You will be considered a market timer if you have
(i) requested a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

How Share Price is Determined. The Funds' net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m., Eastern Time except: days when the Funds are not open for business; days on which changes in the value of portfolio securities will not materially affect the net asset value; days during which a Fund receives no purchase or redemption orders; and customary holidays.

The Funds are generally open on days when the New York Stock Exchange is open. The New York Stock Exchange is closed on the following customary holidays:

New Year's Day                      January 1
Martin Luther King Jr. Day          Third Monday in January
Presidents' Holiday                 Third Monday in February
Good Friday                         Friday before Easter
Memorial Day                        Last Monday in May
Independence Day                    July 4
Labor Day                           First Monday in September
Thanksgiving Day                    Fourth Thursday in November
Christmas Day                       December 25

Additional Purchase and Redemption Policies.  The Funds reserve the right to:

(1) Waive or increase the minimum investment requirements with respect to any person or class of persons, which includes shareholders that invest through any of the Funds' special investment programs;

(2) Cancel or change the telephone investment service, redemption service, the telephone exchange service and the automatic monthly investment plan without prior notice to you when doing so is in the best interest of the Funds and their shareholders;

(3) Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you;

(4) Begin charging a fee for the telephone service and to cancel or change the service upon 60 days written notice to you;

(5) Begin charging a fee for the systematic redemption plan upon 30 days written notice to you;

(6) Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders; the Funds may also waive the signature guarantee requirement if you authorize the telephone redemption method at the same time you submit the initial application to purchase shares; and,

(7) Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if the Funds have other reason to believe that this requirement would be in the best interests of a Fund and its shareholders.


                      MANAGEMENT OF THE TRUST AND THE FUNDS

Investment Adviser and Sub-Advisers. Jones & Babson, Inc. ("Jones & Babson" or "J&B") serves as investment adviser of each Fund pursuant to a new Investment Advisory Agreement ("New Investment Advisory Agreement") with the Trust dated May 1, 2003. Jones & Babson also employs at its own expense the following Sub-Advisers to manage the Funds' assets on a day-to-day basis:

J&B Mid-Cap Aggressive Growth Fund. McKinley Capital Management, Inc., ("McKinley"), 3301 C Street, Anchorage, Alaska, 99503. McKinley was founded in 1990 and as of June 30, 2002 has over three billion dollars in total assets under management.

J&B Small-Cap Aggressive Growth Fund. Knappenberger Partners ("Knappenberger"), 800 LaSalle Avenue, Suite 2280, Minneapolis, Minnesota 55402. Knappenberger was founded in 1998 and has sub-advised the Fund since its inception. Until January 1, 2003, Knappenberger was known as Knappenberger Bayer, although the legal name has remained KB Growth Advisors, LLC. David C. Bayer left the firm effective January 1, 2003. Curt D. McLeod replaced David C. Bayer on the portfolio management team that also consists of Gail M. Knappenberger and Jill A. Thompson.

J&B Small-Cap International Fund. Denver Investment Advisors, LLC, ("DIA"), Seventeenth Street Plaza, 1225 17th Street, Denver, Colorado, 80202. DIA was founded in 1958 and as of June 30, 2002 has nearly six billion dollars in total assets under management.

Jones & Babson pays McKinley a fee of 50/100 of one percent (0.50%) for the first $5 million, 47/100 of one percent (0.47%) for the next $20 million and 45/100 of one percent (0.45%) for amounts in excess of $25 million with respect to the J&B Mid-Cap Aggressive Growth Fund's average daily total net assets.

Jones & Babson pays Knappenberger a fee of 65/100 of one percent (0.65%) for the first $150 million and 60/100 of one percent (0.60%) for amounts in excess of $150 million with respect to the J&B Small-Cap Aggressive Growth Fund's average daily total net assets.

Jones & Babson pays DIA a fee of 77.5/100 of one percent (0.775%) for the first $250 million and 70/100 of one percent (0.70%) for amounts in excess of $250 million with respect to the J&B Small-Cap International Fund's average daily total net assets.

The aggregate management fees paid to Jones & Babson by the Funds for the period from December 19, 2000 (commencement) to June 30, 2001 and for the fiscal year 2002, respectively, were $24,234 and $44,774 for the J&B Mid-Cap Aggressive Growth Fund, $28,974 and $63,882 for the J&B Small-Cap Aggressive Fund and $30,969 and $49,557 for the J&B Small-Cap International Fund.


New Investment Advisory Agreement

The fees shown above were paid under the previous management agreements which provided that the annual fees charged by J&B were for both advisory and non-advisory services. The New Investment Advisory Agreement provides that the Funds directly pay for their own expenses (advisory and non-advisory). In order to retain the same general economic effect of the old fee structure, J&B and each Fund have entered into an Administrative Services Agreement under which J&B will provide fund administration, transfer agency, fund accounting and other services in a manner similar to arrangements under the old management agreements. Each Fund will pay J&B an annual fee of .10% of average daily net assets under the Administrative Services Agreement. However, the advisory fee under the New Investment Advisory Agreement for each Fund has been reduced from its previous level such that the combined advisory and administrative fees are identical to the old management fees (see the Prospectus Supplement dated May 1, 2003 for more information).

Under the New Investment Advisory Agreement, J&B (i) provides for use by the Trust, at J&B's expense, office space and all necessary office facilities, equipment and personnel for servicing the investments of each Fund, (ii) pays the salaries and fees of all officers and directors of the Trust who are "interested persons" of J&B as such term is defined in the 1940 Act, and (iii) pays for all clerical services relating to research, statistical and investment work.

Under the New Investment Advisory Agreement, each Fund pays all its expenses and the Fund's allocable share of the Trust's expenses, other than those expressly stated to be payable by J&B, which expenses payable by a Fund include, without limitation, interest charges, taxes, brokerage commissions and similar expenses, distribution and shareholder servicing expenses, expenses of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, expenses of printing and distributing prospectuses to existing shareholders, charges of custodians (including sums as custodian and for keeping books and similar services of the Funds), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, clerical services related to recordkeeping and shareholder relations, printing of share certificates and fees for directors who are not "interested persons" of J&B.

The New Investment Advisory Agreement provides that J&B may delegate any or all of its rights, duties and obligations under the Agreement to one or more sub-advisers.

The New Investment Advisory Agreement provides that J&B will not be liable for any loss suffered by the Trust in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties.

The New Investment Advisory Agreement may be terminated without penalty by vote of the Trustees, as to any Fund by the shareholders of that Fund, or by J&B on 60 days written notice. The New Investment Advisory Agreement also terminates without payment of any penalty in the event of its assignment. In addition, the New Investment Advisory Agreement may be materially amended only by a vote of the shareholders of the affected Fund(s), and provides that it will continue in effect from year to year, after its initial two-year term, only so long as such continuance is approved at least annually with respect to each Fund by vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of J&B. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

In evaluating the terms of the New Investment Advisory Agreement, the Board of Trustees considered, among other things, the possible effects of the purchase of J&B by RBC Dain upon the Trust and J&B and upon the ability of J&B to provide an appropriate range of management and administrative services, the performance record of J&B, and the anticipated relationship between J&B and RBC Dain. The Board evaluated the financial strength and resources of RBC Dain and its experience in the mutual fund business. The Board also took into account the management, personnel and operations of RBC Dain, the commitment of RBC Dain to the financial services industry, and the proposed structure of the purchase of J&B by RBC Dain.

The Board considered that the Expense Limitation Agreement provides that no increase in fees and expenses from the current levels can occur for at least two years. The Board considered that the New Investment Advisory Agreement, related Administrative Services Agreement and Expense Limitation Agreement contain economic terms and conditions no less favorable than those that have been in place and provide for services of the same nature and quality as those that have been in place. The Board discussed the nature of the proposed contractual expense limitation arrangements and the manner in which the arrangements could be continued, modified or terminated.

The New Investment Advisory Agreement was approved by the Board of Trustees of the Trust on May 30, 2002. Shareholders of each Fund of the Trust approved the New Investment Advisory Agreement for their Funds at a Special Meeting of Shareholders held on March 28, 2003. The old Management Agreements, which had been continued by the Trust's Board on October 22, 2002, terminated automatically on May 1, 2003, the date on which Jones & Babson was purchased by New Sub-Advisory Agreements

Each of the Sub-Advisers described in the Prospectus serves as Sub-Adviser to one or more Funds of the Trust pursuant to separate written agreements dated May 1, 2003 (the "New Sub-Advisory Agreements"). Certain of the services provided by, and the fees paid to, the Sub-Advisers are described in the Prospectus.

Subject to the supervision of the Adviser and the Board of Trustees of the Trust, each of the Sub-Advisers invests and reinvests the Funds' assets consistent with each Fund's respective investment objectives and policies pursuant to the terms of the New Sub-Advisory Agreements. Each New Sub-Advisory Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees of the Trust, and by the shareholders of each Fund or the Board of Trustees. Each New Sub-Advisory Agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment or upon the termination of the New Investment Advisory Agreement. Additional Funds may be subject to a different agreement.


The old Sub-Advisory Agreements ("Old Sub-Advisory Agreements") terminated automatically on May 1, 2003, the date on which Jones & Babson was purchased by RBC Dain. Each of the New Sub-Advisory Agreements is identical in all material respects to the Old Sub-Advisory Agreements including the fees payable to the sub-advisers, pursuant to the terms of the Old Sub-Advisory Agreements.

The New Sub-Advisory Agreements were approved by the Board of Trustees on May 30, 2002 and were approved by shareholders of each Fund of the Trust at a Special Meeting of Shareholders held on March 28, 2003.

Compensation. The Adviser pays the Sub-Advisers fees for their services, as described in the Prospectus, out of the compensation the Adviser receives from each Portfolio.

The sub-advisory fees paid to McKinley, Knappenberger and DIA, respectively, by J&B for the period from December 19, 2000 (commencement) to June 30, 2001 and for the fiscal year 2002, respectively, were $10,097 and $19,452 for the J&B Mid-Cap Aggressive Growth Fund, $14,228 and $28,075 for the J&B Small-Cap Aggressive Fund and $15,484 and $25,774 for the J&B Small-Cap International Fund were paid pursuant to the Old Sub-Advisory Agreements.

Trustees and Officers. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of the Funds' shareholders. The Trustees are experienced business persons, who meet throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and to review performance.


The officers of the Trust manage the Trust's day-to-day operations. The Trust's officers and its manager are subject to the supervision and control of the Board of Trustees. The Trustees have approved contracts under which certain companies provide essential management services to the Funds. The Trust pays the fees of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, its manager and distributor. Certain officers and Trustees of J&B Funds are also officers or directors of Jones & Babson and of other funds affiliated with Jones & Babson.

The following table lists the officers and Trustees of the Trust and their ages. Unless noted otherwise, the address of each officer and Trustee is BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.




Trustees



                                                                                                           Number of
                                                                                                           Portfolios
                                                                                                           in Fund       Other
                                                                                                           Complex(1)Directorships
Name, Address                  Position(s) Held     Term of Office and       Principal Occupation          Overseen      Held by
and Age                        With the Trust       Length of Time Served    During Past 5 Years           by Trustee     Trustee
----------------               ---------------      ---------------------    ----------------------      ------------- -------------

Eric T. Jager (59)             Trustee              Indefinite; two years    Executive Vice             Three (2)      None
BMA Tower                                           of service as a Trustee  President,
700 Karnes Boulevard                                                         Bartlett & Company
Kansas City, MO 64108                                                        (oversees investment
                                                                             management activities)


John A. MacDonald (54)        Trustee               Indefinite; two years    Chinquapin Trust Co.       Three(2)     Director,
BMA Tower                                           of service as a Trustee  (trust company)                         Cambridge
700 Karnes Boulevard                                                                                                 Associates LLC
Kansas City, MO 64108


Steve W. Panknin (51)         Trustee               Indefinite; two years    Executive Vice             Three(2)   Director, Country
BMA Tower                                           of service as a Trustee  President, Country                    Club Bank;
700 Karnes Boulevard                                                         Club Bank                             Director, Country
Kansas City, MO 64108                                                                                              Club Financial
                                                                                                                   Services, Inc.

James R. Seward (50)          Trustee               Indefinite; two years    Financial Consultant,     Twelve(3)   Director,
BMA Tower                                           of service as a Trustee  Seward & Company,                     Syntroleum Corp.,
700 Karnes Boulevard                                                         LLC (financial consulting             Lab One, Inc.,
Kansas City, MO 64108                                                        company)                              Response
                                                                                                                   Oncology, Inc.
                                                                                                                   and Concordia
                                                                                                                   Career Colleges.



T. Geron ("Jerry") Bell (61) Trustee(4)             Indefinite; since      President of C.R.P. Sports   22      Director, Great Hall
34 Kirby Puckett Place                              May 1, 2003            (the parent company of the           Investment Funds,
Minneapolis, MN 55415                                                      Minnesota Twins and of               Inc., a registered
                                                                           Victory Sports) since                investment company
                                                                           November, 2002; prior                advised by an
                                                                           thereto, President of the            affiliate of RBC
                                                                           Minnesota Twins Baseball             Dain that consists
                                                                           Club Incorporated since              of five separate
                                                                           1987.                                portfolios.

Sandra J. Hale (68)          Trustee(4)             Indefinite; since      President of Enterprise      22      Director, Great Hall
60 South Sixth Street                               May 1, 2003            Management, Int'l. since 1991.       Investment Funds,
Minneapolis, MN 55402                                                                                           Inc., a registered
                                                                                                                investment company
                                                                                                                advised by an
                                                                                                                affiliate of RBC
                                                                                                                Dain that consists
                                                                                                                of five separate
                                                                                                                portfolios


Ronald James (52)         Trustee(4)                Indefinite; since     President and Chief Executive 22     Director, Great Hall
MJH 300, 1000 LaSalle                               May 1, 2003           Officer, Center for Ethical          Investment Funds,
Minneapolis, MN 55403-2005                                                Business Cultures since 2000;        Inc., a registered
                                                                          President and Chief Executive        investment company
                                                                          Officer of the Human Resources Group,advised by an
                                                                          a division of Ceridian Corporation   affiliate of RBC Dain
                                                                          from 1996 to 1998. Ceridian          that consists of
                                                                          Corporation is an information        five separate
                                                                          services company specializing        portfolios.
                                                                          in human resources  outsourcing
                                                                          solutions.


Jay H. Wein (70)          Trustee(4)                Indefinite; since    Independent investor and      22       Director, Great Hall
5305 Elmridge Circle                                May 1, 2003          business consultant since 1989.        Investment Funds,
Excelsior, MN 55331                                                                                             Inc., a registered
                                                                                                                investment
                                                                                                                company advised
                                                                                                                by an affiliate of
                                                                                                                Dain that
                                                                                                                consists of
                                                                                                                five  separate
                                                                                                                portfolios.




------------------------------

(1) The term "Fund Complex" as used herein consists of the J&B Funds, the Babson Funds and Investors Mark Series Fund, Inc. The Babson Funds consist of: Babson Enterprise Fund II, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., David L. Babson Growth Fund, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc. and Babson-Stewart Ivory International Fund, Inc. Jones & Babson, Inc. serves as investment advisor, principal underwriter and registered transfer agent for each of the Babson Funds. Investors Mark Series Fund, Inc. consists of the following nine portfolios:
     Balanced, Global Fixed Income, Growth & Income, Intermediate Fixed Income, Large Cap Value, Large Cap Growth, Small Cap Equity, Mid Cap Equity and Money Market. Jones & Babson, Inc. serves as the principal underwriter for Investors Mark Series Fund, Inc.

(2)  Trustee of J&B Funds.

(3) Trustee of J&B Funds. Mr. Seward is also a Director of Investors Mark Series Fund, Inc.

(4) Director/Trustee for each of the Funds in the Fund Complex effective May 1, 2003 with the close of the purchase of Jones & Babson, Inc. by RBC Dain.



Executive Officers of the Trust

     Currently, the principal executive officers of the Trust are all officers and/or employees of J&B. The following table contains information about the current principal executive officers of the Trust.


Name, Address                Position with         Term of Office and        Principal Occupation(s)
      and Age                    the Trust         Length of Time Served     During Past Five Years
-----------------            ---------------       ---------------------     -----------------------


Stephen S. Soden (57)                                                        President, Chief Executive
BMA Tower                      President                                     Officer, Chairman of the Board
700 Karnes Boulevard           and Principal                                 and Director, Jones & Babson, Inc.
Kansas City, MO 64108          Executive Officer                             (mutual fund management company);
                                                                             President, Investors  Mark
                                                                             Advisor, LLC ("IMA") (mutual
                                                                             fund management company);
                                                                             President and Principal
                                                                             Executive Officer of each of
                                                                             the Babson Funds and Director
                                                                             of Babson Enterprise Fund II,
                                                                             Inc.; President and  Principal
                                                                             Executive Officer, Investors
                                                                             Mark Series Fund; Senior Vice
                                                                             President of Business Men's
                                                                             Assurance Company of  America
                                                                             ("BMA") (insurance company);
                                                                             Trustee of J&B Funds  until
                                                                             May 1, 2003; formerly, President,
                                                                             Principal Executive Officer and
                                                                             Director/Trustee, Buffalo Fund
                                                                             Complex(5); and, formerly, President
                                                                             and Chief Executive  Officer  of
                                                                             BMA Financial Services, Inc. ("BMAFS")
                                                                             (broker/dealer) until December 31, 2001
                                                                             when  BMAFS ceased operations.



P. Bradley Adams (42)          Vice President,                              Vice Presdident, Chief
BMA Tower                      Treasurer, Principal                         Financial Officer, Treasurer and
700 Karnes Boulevard           Financial Officer                            Director, Jones & Babson, Inc.
Kansas City, MO 64108          and Principal                                (mutual fund management company);
                                                                            Treasurer, IMA (mutual fund management company);
                                                                            Principal Financial Officer and Principal
                                                                            Accounting Officer, Investors Mark Series
                                                                            Fund; Vice President, Treasurer,  Principal
                                                                            Financial Officer and Principal Accounting
                                                                            Officer, Babson Funds; Treasurer, Principal
                                                                            Financial Officer and Principal Accounting Officer,
                                                                            Gold Bank Funds (two mutual funds)(4); Trustee
                                                                            of J&B Funds until May 1, 2003; and formerly,
                                                                            Vice  President, Treasurer, Principal Financial
                                                                            Officer and Principal Accounting  Officer,
                                                                            Buffalo Fund Complex(5).


Martin A. Cramer (53)        Assistant Vice        One year term and        Legal and Regulatory Affairs Vice
                             President, Chief      two years of             President, Chief Compliance Officer
BMA Tower                    Compliance            service                  and Secretary, Jones & Babson, Inc.
700 Karnes Blvd              Officer and                                    (mutual fund management company);
Kansas City, MO 64108        Secretary                                      Chief Compliance Officer and Secretary,
                                                                            IMA (mutual fund management company);
                                                                            Vice President, Chief Compliance
                                                                            Officer and Secretary, Babson  Funds;
                                                                            Secretary, Gold Bank Funds (two mutual
                                                                            funds); and formerly, Vice President,
                                                                            Chief Compliance Officer Buffalo Fund
                                                                            Complex(5).

Constance E. Martin (41)  Vice President    One year term and               Director - Mutual Fund Client
                                            two years of                    Relations, Jones & Babson, Inc.
BMA Tower                                   service                         (mutual fund management company);
700 Karnes Blvd                                                             Vice President, Babson Funds;
Kansas City, MO 64108                                                       and formerly, Vice President,
                                                                            Buffalo Fund Complex(5).




(4) Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund. Jones & Babson, Inc. serves as Registered Transfer Agent for each of the Gold Bank Funds.

(5) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc. and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund.


As of December 31, 2002, the Trustees held the following interests in the Trust's securities:


                                                                             Aggregate Dollar Range of Equity
                                                                                     Securities in all Funds
                                                                                         Overseen
                                            Dollar Range of Equity                 by  Trustee in
Name of Trustee                           Securities in Each Fund          Family of Investment Companies

Stephen S. Soden*                J&B Mid-Cap Aggressive Growth Fund:                  Over $100,000
                                            $10,001 - $50,000
                                 J&B Small-Cap International Fund:
                                            $10,001 - $50,000

P. Bradley Adams*                                  None                               $50,001 - $100,000


Eric T. Jager                                      None                               None


John A. MacDonald                                  None                               None


Steve W. Panknin                 J&B Mid-Cap Aggressive Growth Fund:                  $10,001 - $50,000
                                            $1 - $10,000
                                 J&B Small-Cap International Fund:
                                            $1 - $10,000
                                 J&B Small-Cap Aggressive Growth Fund:
                                            $1 - $10,000


James R. Seward                                    None                               None


T. Geron Bell None None


Sandra J. Hale                                     None                               None


Ronald James                                       None                               None


Jay H. Wein                                        None                               None


*Resigned as Trustee effective May 1, 2003.


Audit Committee. The Trust has an Audit Committee that assists the Trust's Board in fulfilling its duties relating to each Fund's accounting and financial reporting practices, and also serves as a direct line of communication between the Board and the independent accountants. The Audit Committee of the Board is comprised of the Trust's independent Trustees. The Audit Committee of the Board held one meeting during the Trust's most recent fiscal year. The independent Trustees have no financial interest in, nor are they affiliated with either J&B, the manager of each Fund, or any of the sub-advisors to the Funds. The specific functions of the Audit Committee include recommending the engagement or retention of the independent accountants, reviewing with the independent accountants the plan and results of the auditing engagement, approving professional services provided by the independent accountants prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent accountants, reviewing the scope and results of the Funds' procedures for internal auditing, and reviewing the Funds' system of internal accounting controls.

Compensation of Trustees. The independent Trustees' fees, including travel and other expenses related to the Board meetings, are paid by the Trust.

For the fiscal year ended June 30, 2002, each independent Trustee received an annual retainer for serving as a Trustee in the amount of $3,000 (this increased to $4,000 for the 2003 fiscal year). The independent Trustees also receive $1,000 for each Board meeting attended. During the last fiscal year, the Board held four meetings. No Trustee attended less than 75% of the applicable meetings, including Committee meetings. The following chart sets forth each Trustee's annual compensation:



                          Compensation for Serving          Pension or Retirement     Total Compensation From
     Name of Trustee       on the Board of the Trust            Benefits Accrued            the Fund Complex
     ---------------      ---------------------------       -----------------------   ----------------------------

     Stephen S. Soden*               NA                               NA                           NA

     P. Bradley Adams* NA NA NA

     Eric T. Jager                $7,000                              NA                         $7,000

     John A. MacDonald            $7,000                              NA                         $7,000

     Steve W. Panknin             $7,000                              NA                         $7,000

     James R. Seward              $7,000                              NA                         $7,000

*Resigned as Trustee effective May 1, 2003.


Code of Ethics. Each Fund, its Manager, Sub-Advisor and principal underwriter has each adopted a code of ethics, as required by federal securities laws. Under each entities' code of ethics, persons, who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures. Each code of ethics contains provisions designed to substantially comply with the recommendations contained in the Investment Company Institute's 1994 Report of the Advisory Group on Personal Investing. The codes of ethics are on file with the Securities and Exchange Commission.

Custodian. The J&B Mid-Cap Aggressive Growth Fund's and the J&B Small-Cap Aggressive Growth Fund's assets are held for safekeeping by an independent custodian, UMB Bank, n.a., Kansas City, Missouri ("UMB"), and by foreign subcustodians as discussed below. This means UMB, rather than a Fund, has possession of the Fund's cash and securities. UMB is not responsible for any Fund's investment management or administration. But, as directed by the Trust's officers, it delivers cash to those who have sold securities to a Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by a Fund and holds this for payment to shareholders after deduction of the Fund's expenses. The custodian is compensated for its services by the Manager.

The J&B Small-Cap International Fund's assets are held for safekeeping by an independent custodian, State Street Bank and Trust Company of Boston, Massachusetts and foreign subcustodians as discussed below. This means State Street Bank and Trust Company, rather than the Fund, has possession of the Fund's cash and securities. State Street Bank and Trust Company is not responsible for the Fund's investment management or administration. But, as directed by the Fund's officers, it delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses. The custodian is compensated for its services by the Fund.

Pursuant to rules adopted under the 1940 Act, the Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the custodian, subject to the supervision of the Board of Trustees following a consideration of a number of factors, including (but not limited to) the eligibility and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Fund assets.

Independent Auditors. The Trust's financial statements are audited annually by independent auditors approved by the Trustees each year. Until May 1, 2003, Ernst & Young LLP served as the Trust's independent auditors.


Control Persons and Principal Holders of the Funds. Control persons are persons deemed to control a Fund because they own beneficially 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a Fund's outstanding equity securities. As of April 21, 2003 the following were either control persons or principal holders:



Name                                              Ownership Interest                      Fund

BMA                                                 73.72%              J&B Small-Cap International Fund

J&B                                                 24.57%              J&B Small-Cap International Fund
------------------------------------------------------------------------------------------------------------------------------------
BMA                                                 72.50%              J&B Mid-Cap Aggressive Growth Fund

J&B                                                 24.17%              J&B Mid-Cap Aggressive Growth Fund
------------------------------------------------------------------------------------------------------------------------------------

BMA                                                 70.50%              J&B Small-Cap Aggressive Growth Fund

J&B                                                 23.50%              J&B Small-Cap Aggressive Growth Fund




                             DISTRIBUTIONS AND TAXES


Distributions of Net Investment Income. The Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to shareholders. If you are a taxable investor, any income the Funds pay will be taxable as ordinary income, whether you take the income in cash or in additional shares.

Distributions of Capital Gains. In general, the Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains, regardless of how long you have held your shares in the Fund. Any net capital gains realized by a Fund generally will be distributed once each year, but they may be distributed more frequently, if necessary to reduce or eliminate excise or income taxes on the Fund.

Taxation of Five Year Gains (shareholders in the 10 and 15% federal brackets). If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from the Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. The Funds will inform you in January of the portion of any capital gain distributions you received for the previous year that were five year gains qualifying for this reduced tax rate.

Taxation of Five Year Gains (shareholders in higher federal brackets). If you are in a higher individual income tax bracket (for example, the 25, 28, 33 or 35% brackets when these brackets are fully phased-in in the year 2006) capital gain distributions are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any distributions from a Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

You may, however, elect to mark shares of a Fund that you purchase to market as of January 2, 2001. If you make this election, any Fund shares that you acquired before this date will also be eligible for the 18% maximum rate of tax, beginning in 2006. However, in making the election, you are required to pay a tax on any appreciation in the value of your Fund shares as of January 2, 2001, and to restart your holding period in the shares as of that date. The election does not apply to Fund shares redeemed on or before January 2, 2002.

Effect of Foreign Investments on Distributions. Some portion of gains or losses realized from the sale of foreign debt securities may be due to differences in the exchange rates between the U.S. Dollar and foreign currencies. These "foreign exchange" gains or losses can affect the International Fund's distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the International Fund for tax purposes. Similarly, foreign exchange losses realized by the International Fund on the sale of debt securities are generally treated as ordinary losses tax purposes. These gains when distributed will be taxable as ordinary dividends, and any losses will reduce the International Fund's ordinary income otherwise available for distribution. This treatment could increase or reduce the International Fund's ordinary income distributions, and may cause some or all of the International Fund's previously distributed income to be classified as a return of capital.

The Funds may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% of the International Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, it may elect to pass-through each investor's pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement that investors receive from the Fund will show more taxable income than was actually distributed. However, investors will be entitled to either deduct their share of such taxes in computing their taxable income or (subject to limitations) claim a foreign tax credit for such taxes against their U.S. federal income tax. The International Fund will provide investors with the information necessary to complete their individual income tax returns if it makes this election.

Information on the Amount and Tax Character of Distributions. The Funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election To Be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally do not pay federal income tax on the income and gains they distribute to you. The Funds' Boards reserve the right not to maintain a Fund's qualification as a regulated investment company, if it determines this course of action to be beneficial to shareholders. In that case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Internal Revenue Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares. Redemptions, including redemptions in-kind, and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different J&B Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Beginning after the year 2005 (2000 for certain shareholders), gain in a sale or redemption of Fund shares held for more than five years may be subject to a reduced rate of tax. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund, through reinvestment of dividends or otherwise, within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. Government Obligations. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on Fund investments in other certain obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations, for example Government National Mortgage Association ("GNMA") or Federal National Mortgage Association ("FNMA") obligations, generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations. If you are a corporate shareholder, you should note that the Funds anticipate only a small percentage of any dividends the Funds pay are expected to qualify for the dividends-received deduction. Qualifying dividends generally are limited to dividends of domestic corporations. In some circumstances, you may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for this treatment. All dividends, including the deducted portion, must be included in your calculation of alternative minimum taxable income. Because the International Fund's income is derived primarily from investments in foreign rather than domestic U.S securities, no portion of its distributions will generally be eligible for the dividends-received deduction.

Investment in Complex Securities. The Funds may invest in complex securities, such as covered call options, that could affect whether gains and losses it recognizes are treated as ordinary income or capital gains, or could affect the amount, timing and/or tax character of income distributed to you. The Funds may also invest in securities issued or purchased at a discount, such as zero coupon securities, that could require them to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the Funds could be required to sell securities in their portfolios that they otherwise might have continued to hold. These rules could affect the amount, timing and/or tax character of income distributed to you.

                              FINANCIAL STATEMENTS

The audited financial statements of the Funds, which are contained in the June 30, 2002, Annual Report to Shareholders and the unaudited financial statements of the Funds contained in the December 31, 2002 Semi-Annual Report to Shareholders, are incorporated herein by reference.

                         GENERAL INFORMATION AND HISTORY

J&B Funds (the "Trust") which consists of three separate series - J&B Mid-Cap Aggressive Growth Fund series, J&B Small-Cap Aggressive Growth Fund series and J&B Small-Cap International Fund series - was organized as a business trust under the Delaware Business Trust Act on August 4, 2000. Each series represents interests in a separate portfolio of investments and is subject to separate liabilities. Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees. The beneficial interest of each series is divided into an unlimited number of shares, with no par value. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued. The Trust does not intend to hold regular annual shareholder meetings. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares and may create multiple classes of shares of each series, which may differ from each other as to expenses and dividends.

                           OTHER JONES & BABSON FUNDS

Jones & Babson also manages and distributes, in association with its investment advisor, David L. Babson & Company Inc., nine no-load funds that comprise the Babson Mutual Fund Group, which are Babson Growth Fund, Babson Enterprise Fund, Babson Enterprise II Fund, Babson Value Fund, Shadow Stock Fund, Babson-Stewart Ivory International Fund, Babson Bond Trust, Babson Money Market Fund and Babson Tax-Free Income Fund. Jones & Babson also distributes Investors Mark Series Fund, Inc. which consists of nine separate portfolios. A prospectus for any of these Funds may be obtained from Jones & Babson, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306.

                          APPENDIX-RATINGS INFORMATION

Commercial Paper Ratings.
S&P           Moody's              Description

A-1           Prime-1 (P-1)        This indicates that the degree
                                   of safety regarding timely payments is
                                   strong. Standard & Poor's rates those
                                   issues determined to possess extremely
                                   strong safety characteristics as A-1+.

A-2           Prime-2 (P-2)        Capacity for timely payment on commercial
                                   paper is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound will be more subject to variation. Capitalization characteristic while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3           Prime-3              Satisfactory  capacity  for timely
                                   repayment. Issues that carry this rating are (P-3) somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

B             N/A                  Issues rated "B" are regarded as having
                                   only an adequate capacity for timely
                                   payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

C N/A This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D N/A This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's only rating, prime, means that it believes that the commercial paper note will be redeemed as agreed. The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. S&P's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days.



                                    J&B FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)(1) Agreement and Declaration of Trust dated August 4, 2000 is incorporated herein by reference to Exhibit No. EX-99.a.1 of Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the "SEC") via EDGAR on August 11, 2000 (File No. 811-10039).

(a)(2) Certificate of Trust as filed with the State of Delaware on August 4, 2000 is incorporated herein by reference to Exhibit No. EX-99.a.2 of the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 11, 2000 (File No. 811-10039).

(a)(3) Officer's Certificate designating the three initial series of the Registrant dated November 28, 2000 is incorporated herein by reference to Exhibit No. EX-99.a.3 of the Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

(b) By-Laws, effective as of October 24, 2000, are incorporated herein by reference to Exhibit No. EX-99.b of the Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

(c) Instruments Defining Rights of Security Holders.

     See Article III, "Shares" and Article V "Shareholders' Voting Powers and Meetings" of the Registrant's Agreement and Declaration of Trust.

     See also, Article II, "Meetings of Shareholders" of the Registrant's
     By-Laws.

(d)(1) Investment Advisory Agreement between the Registrant, on behalf of each of its series, J&B Small-Cap International Fund, J&B Small-Cap Aggressive Growth Fund, J&B Mid-Cap Aggressive Growth Fund and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 333-43554 and 811-10039) as filed with the SEC via EDGAR on February 18, 2003.

(d)(2) Sub-Advisory Agreement between the Registrant, on behalf of J&B Small-Cap International Fund, Jones & Babson, Inc. and Denver Investment Advisors LLC is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 333-43554 and 811-10039) as filed with the SEC via EDGAR on February 18, 2003.

(d)(3) Sub-Advisory Agreement between the Registrant, on behalf of J&B Small-Cap Aggressive Growth Fund, Jones & Babson, Inc. and KB Growth Advisors, LLC, dba, Knappenberger Partners, is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 333-43554 and 811-10039) as filed with the SEC via EDGAR on February 18, 2003.

(d)(4) Sub-Advisory Agreement between the Registrant, on behalf of J&B Mid-Cap Aggressive Growth Fund, Jones & Babson, Inc. and McKinley Capital Management, is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 333-43554 and 811-10039) as filed with the SEC via EDGAR on February 18, 2003.

(e)    Form of Underwriting Agreement between the Registrant and Jones & Babson,
       Inc.

(f)    Bonus or Profit Sharing Contracts.

       Not Applicable.

(g)(1) Custodian Agreement between the Registrant and UMB Bank, N.A. dated October 30, 1995, as amended, is incorporated herein by reference to Exhibit No. EX-99.g.1 of the Registrant's Pre-Effective Amendment #2 on Form N-1A as filed with the SEC via EDGAR on December 15, 2000 (File No. 811-10039).

(g)(2) Custodian and Remote Access Agreement between the Registrant and State Street Bank and Trust Company dated December 20, 2000 is incorporated herein by reference to Exhibit No. EX-99.g.2 of the Registrant's Post-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on December 20, 2000 (File No. 811-10039).

(h)(1) Transfer Agency Agreement between the Registrant and Jones & Babson, Inc. dated as of December 15, 2000 is incorporated herein by reference to Exhibit No. EX-99.h of the Registrant's Pre-Effective Amendment #2 on Form N-1A as filed with the SEC via EDGAR on December 15, 2000 (File No. 811-10039).

(h)(2) Form of Administrative Services Agreement between the Registrant and Jones & Babson, Inc.

(h)(3) Form of Expense Limitation Agreement between the Registrant and Jones & Babson, Inc.

(i) Opinion and Consent of Counsel dated November 28, 2000 is incorporated herein by reference to Exhibit No. EX-99.i of the Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

(j)(1) Consent of Independent Auditors.

(j)(2) Power of Attorney is incorporated herein by reference to Exhibit No. EX-99.j.2 of the Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

(k) Financial Statements - incorporated herein by reference to the Trust's Annual Report dated June 30, 2002 and the Trust's Semi-Annual Report dated December 31, 2002, as filed electronically with the Securities and Exchange Commission on August 22, 2002 and February 26, 2003, respectively.

(l) Initial Capital Agreements.

     Not  Applicable.

(m) Rule 12b-1 Plan.

     Not  Applicable.

(n) Rule 18f-3 Plan.

     Not  Applicable.

(p)(1) Code of Ethics of the Registrant, Investment Adviser and Underwriter

(p)(2) Code of Ethics of Denver Investment Advisors, Inc. is incorporated herein by reference to Exhibit No. EX-99.p.2 of the Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

(p)(3) Code of Ethics of Knappenberger Bayer, Inc. is incorporated herein by reference to Exhibit No. EX-99.p.3 of the Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).

(p)(4) Code of Ethics of McKinley Capital Management, Inc. is incorporated herein by reference to Exhibit No. EX-99.p.4 of the Registrant's Pre-Effective Amendment #1 on Form N-1A as filed with the SEC via EDGAR on November 29, 2000 (File No. 811-10039).


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

         None.


ITEM 25. INDEMNIFICATION.

     Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

     Article VII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

The principal business of Jones & Babson, Inc. is the management of the J&B Funds and Babson Funds families of mutual funds. It also provides fund accounting, fund administration and fund transfer agency services for non-affiliated mutual funds, and has expertise in the tax and pension plan field. It supervises a number of prototype and profit-sharing plan programs sponsored by various organizations eligible to be prototype plan sponsors. The principal business of each sub-adviser is to provide investment counsel and advice to a wide variety of clients.

For information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Jones & Babson, Inc. is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, Jones & Babson, Inc.'s Form ADV (File #801-7330), which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended, (the "1940 Act") is hereby incorporated by reference.

For information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Denver Investment Advisors LLC is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, Denver Investment Advisors LLC's Form ADV (File #801-47933), which is currently on file with the SEC as required by the 1940 Act, is hereby incorporated by reference.

For information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of KB Growth Advisors, LLC is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, KB Growth Advisors, LLC's Form ADV (File #801-57161), which is currently on file with the SEC as required by the 1940 Act, is hereby incorporated by reference.

For information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of McKinley Capital Management, Inc. is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, McKinley Capital Management, Inc.'s Form ADV (File #801-38751), which is currently on file with the SEC as required by the 1940 Act, is hereby incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITER.

(a) Jones & Babson, Inc., the principal underwriter of the Registrant, also acts as principal underwriter for the following:

                  David L. Babson Growth Fund, Inc.
                  Babson Enterprise Fund, Inc.
                  Babson Enterprise Fund II, Inc.
                  D.L. Babson Money Market Fund, Inc.
                  D.L. Babson Tax-Free Income Fund, Inc.
                  D.L. Babson Bond Trust
                           -Portfolio L
                           -Portfolio S
                  Babson Value Fund, Inc.
                  Shadow Stock Fund, Inc.
                  Babson-Stewart Ivory International Fund, Inc. Buffalo Balanced Fund, Inc.*
                  Buffalo Large Cap Fund, Inc.*
                  Buffalo High Yield Fund, Inc.*
                  Buffalo Small Cap Fund, Inc.*
                  Buffalo USA Global Fund, Inc.*
                  Buffalo Funds*
                           -Buffalo Science & Technology Fund*
                             -Buffalo Mid Cap Fund*
                  Investors Mark Series Fund, Inc.
                           -Balanced Portfolio
                           -Global Fixed Income Portfolio
                           -Growth & Income Portfolio
                           -Intermediate Fixed Income Portfolio
                           -Large Cap Value Portfolio
                           -Large Cap Growth Portfolio
                           -Mid Cap Equity Portfolio
                           -Money Market Portfolio
                           -Small Cap Equity Portfolio
                  BMA Variable Annuity Account A
                  BMA Variable Life Account A

*Until May 1, 2003.

(b) Herewith is the information required by the following table with respect to each director, officer or partner of the underwriter named in answer to
     Item 20 of Part B:

   Name and Principal           Position & Offices         Positions & Offices
    Business Address             with Underwriter             with Registrant
------------------------        -------------------          --------------------

Stephen S. Soden            President, Chief Executive      Trustee, President
700 Karnes Blvd.            Officer, Chairman of the        and Principal Executive
Kansas City, MO             Board and Director              Officer
64108-3306

David L. Higley                      Director                      None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Edward S. Ritter                     Director                      None
700 Karnes Blvd.
Kansas City, MO
64108-3306

David A. Gates                       Director                      None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert N. Sawyer                     Director                      None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Michael K. Deardorff                 Director                      None
700 Karnes Blvd.
Kansas City, MO
64108-3306

P. Bradley Adams                    Vice President, Chief         Trustee, Vice President, Treasurer,
700 Karnes Blvd.                    Financial Officer,            Principal Financial & Accounting Officer Kansas
City, MO                            Treasurer and Director
64108-3306

Martin A. Cramer                    Vice President, Chief         Assistant Vice President, Chief
700 Karnes Blvd.                    Compliance Officer and        Compliance Officer and Secretary
Kansas City, MO                     Secretary
64108-3306

Constance E. Martin                 Vice President and Director - Vice President
700 Karnes Blvd.                    Mutual Fund Client Relations
Kansas City, MO
64108-3306

Todd W. Brown                       Director - Mutual Fund
700 Karnes Blvd.                    Accounting
Kansas City, MO
64108-3306

(c) Not Applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones & Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.


ITEM 29. MANAGEMENT SERVICES.

     There are no management related service contracts not discussed in Part A or Part B.


ITEM 30. UNDERTAKINGS.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and the State of Missouri on the 29th day of April, 2003.


                                              J&B Funds



                                         By: /s/STEPHEN S. SODEN
                                             ------------------------
                                             Stephen S. Soden
                                             President

     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.



Signature                   Title                            Date


/s/STEPHEN S. SODEN
----------------------
Stephen S. Soden            Trustee, President and            April 29, 2003
                           Principal Executive Officer


/s/P. BRADLEY ADAMS
----------------------      Trustee, Vice President,          April 29, 2003

P. Bradley Adams            Treasurer, Principal
                            Financial & Accounting Officer


Eric T. Jager*              Trustee                           April 29, 2003


John A. MacDonald*          Trustee                           April 29, 2003


Steve W. Panknin*           Trustee                           April 29, 2003


James R. Seward*            Trustee                           April 29, 2003


         * By:    /s/STEPHEN S. SODEN
                  ---------------------------------------
                  Stephen S. Soden
                  Pursuant to Power of Attorney previously filed.





                                  EXHIBIT INDEX

                   EXHIBITS                                       EXHIBIT NO.


EX-23.e    Form of Underwriting Agreement between
           the Registrant and Jones & Babson, Inc.

EX-23.h.2  Form of Administrative Services Agreement between the Registrant and Jones & Babson, Inc.

EX-23.h.3. Form of Expense Limitation Agreement between the Registrant and Jones
           & Babson, Inc.

EX-23.j.1  Consent of Independent Auditors.

EX-23.p.1  Code of Ethics of Registrant, Investment Adviser
           and Underwriter